--------------------------------------------------------------------------------
CG Variable Annuity Accounts I & II


Dear Investor:

We're pleased to provide you with this annual report for Connecticut General Variable Annuity Accounts I & II for the twelve months ended December 31, 2000.

Following is a summary of key performance results:

For Qualified Contractholders

 .  Accumulation Unit Values for the Flexible Annuity decreased 10.37% from the
   December 31, 1999 level, from $245.829 to $220.347.

 . For all other qualified individual contracts, Accumulation Unit Values decreased 10.05%, from $261.768 to $235.458.

 . Accumulation Unit Values for Group Qualified Contracts with 50 participants or more decreased 9.60% from $305.791 to $276.439 during the period from January 1, 2000 to December 31, 2000.

 .  Over the last five years (January 1, 1996 to December 31, 2000), the Unit
   Values for Group Qualified Contracts with 50 participants or more increased 127.03%.

For Non-Qualified Contractholders

 .  Accumulation Unit Values for the Flexible Annuity decreased 10.37% from the
   December 31, 1999 level, from $216.798 to $194.325.

 . For all other non-qualified individual contracts, Accumulation Unit Values decreased 10.05%, from $232.340 to $209.001.

 . Accumulation Unit Values for Group Non-Qualified Contracts decreased 9.60% from $271.407 to $245.356 during the period from January 1, 2000 to December 31, 2000.

 .  Over the last five years (January 1, 1996 to December 31, 2000), the Unit
   Values for Group Non-Qualified Contracts increased 127.03%.

In addition to the financial statements for your annuity contracts, this report includes the financial statements and a list of holdings for the CIGNA Variable Products S&P 500 Index Fund, the mutual fund supporting Variable Annuity Accounts I & II.

Thank you for letting us serve your investment needs. We look forward to our continuing relationship in the coming years.

/s/ Thomas C. Jones
Thomas C. Jones
President,
CIGNA Retirement & Investment Services

--------------------------------------------------------------------------------
CG Variable Annuity Account I

Statement of Assets and Liabilities
December 31, 2000

Assets:
Investment in CIGNA Variable Products S&P 500 Index Fund at net
 asset value, 3,731,838.496 shares at $19.95 per share (cost
 $34,788,191; net unrealized appreciation $39,661,987)           $74,450,178
                                                                 -----------
  Total Assets                                                    74,450,178
                                                                 -----------
Liabilities:
Payable to Connecticut General Life Insurance Company                 20,595
                                                                 -----------
  Total Liabilities                                                   20,595
                                                                 -----------
Net Assets                                                       $74,429,583
                                                                 ===========

Net Assets Represented By:

                                              Accumulation   Unit
                                                 Units      Value
                                              ------------ --------
Group contracts:
 50 participants or more                        156,571    $276.439 $43,282,331
 Less than 50 participants                       19,892     254.946   5,071,386
 Tax deferred annuity contracts issued after
 May 1, 1976                                     70,567     223.839  15,795,647
Individual Contracts:
 Variable annuity contracts                      11,326     235.458   2,666,797
 Fixed annuity contracts                         12,105     220.347   2,667,300
Reserve for variable annuity contracts in
 distribution period                                                  4,946,122
                                                                    -----------
                                                                    $74,429,583
                                                                    ===========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I

Statements of Operations
--------------------------------------------------------------------------------

                                                          For the year ended
                                                             December 31,
                                                           2000         1999
---------------------------------------------------------------------------------
Investment Income:
 Dividends                                             $  1,596,619  $ 2,004,846
 Expenses:
  Mortality and expense risk                                356,758      398,940
                                                       ------------  -----------
  Investment Income - Net                                 1,239,861    1,605,906
                                                       ------------  -----------
Realized Gain (Loss) on Investments:
 Proceeds from sale of shares                             9,698,003   13,253,380
 Cost of shares sold                                      5,525,801   15,694,454
                                                       ------------  -----------
 Realized gain (loss) from security transactions -
  net                                                     4,172,202   (2,441,074)
 Capital gain distribution                                1,096,782    1,789,134
                                                       ------------  -----------
  Realized Gain (Loss) on Investments - Net               5,268,984     (651,940)
                                                       ------------  -----------
Unrealized Appreciation (Depreciation) on Investments
 Beginning of year                                       54,143,246   38,770,090
 End of year                                             39,661,987   54,143,246
                                                       ------------  -----------
  Change in Unrealized Appreciation (Depreciation) on
   Investments - Net                                    (14,481,259)  15,373,156
                                                       ------------  -----------
  Net Increase (Decrease) in Net Assets Resulting
   from Operations                                     $ (7,972,414) $16,327,122
                                                       ============  ===========
Ratio of Net Investment Income to Average Net Assets         1.494%       1.788%
Number of Accumulation Units Outstanding at End of
 Period                                                     270,461      299,830

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     For the year ended
                                                        December 31,
                                                      2000          1999
-----------------------------------------------------------------------------
From Operations:
Investment gain - net                             $  1,239,861  $  1,605,906
Realized gain (loss) on investments - net            5,268,984      (651,940)
Change in unrealized appreciation (depreciation)
 on investments - net                              (14,481,259)   15,373,156
                                                  ------------  ------------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                    (7,972,414)   16,327,122
                                                  ------------  ------------
From Unit Transactions:
Participant contributions - net                        265,618       429,095
Transfers between funds - net                         (290,917)     (425,782)
Withdrawal of funds on terminated/matured
 contracts - net                                    (8,090,054)  (11,587,878)
Annuity benefit distributions                       (1,161,796)   (1,228,055)
Mortality guarantee adjustment                         127,498       (82,505)
Equalization adjustment                                  4,770         1,682
                                                  ------------  ------------
Net Decrease in Net Assets Derived from Unit
 Transactions                                       (9,144,881)  (12,893,443)
                                                  ------------  ------------
Net Increase (Decrease) In Net Assets              (17,117,295)    3,433,679
                                                  ------------  ------------
Net Assets:
Beginning of period                                 91,546,878    88,113,199
                                                  ------------  ------------
End of period                                     $ 74,429,583  $ 91,546,878
                                                  ============  ============

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements

The Account is registered as a Unit Investment Trust under the Investment Com-pany Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior year's amounts to conform to the 2000 presentation.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

 A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 2000. The Fund was organized by CG Life in 1968.

 B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are represented in the mortality guarantee adjustment.

 C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

 D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account (See note 8).

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group par-ticipant can elect either a fixed or variable annuity benefit during the accu-mulation phase and at retirement. The assets providing for the variable annuity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life.

                                                                2000     1999
                                                              -------- --------
Transfers to CG Life for purchase of fixed annuity contracts during accumulation phase (included in net amount
 transferred out of Account)                                  $360,235 $353,059
Transfers from CG Life for purchase of variable annuity
 contracts during accumulation phase (included in net amount
 transferred out of Account)                                  $ 69,318 $ 49,910
Transfers from accumulation period to distribution period     $      0 $122,633

3. The cost of investments represents the accumulated cost of Fund shares pur-chased and sold by the Account at net asset value with net participant contri-butions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $21,223 and $13,472 for the years ended December 31, 2000 and 1999, respec-tively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 1.10%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $6,291 and $6,348 for the years ended December 31, 2000 and 1999, respec-tively. These amounts are paid to CG Life in accordance with the contract.

6. Contracts are sold primarily by persons who are insurance agents of or bro-kers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annuities. These persons are for the most part registered representatives of CIGNA Finan-cial Services, Inc.

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)

7. Accumulation Units Information

Schedule of Selected Per-Unit Data
--------------------------------------------------------------------------------

                                                   December 31,
                                     2000      1999     1998     1997     1996
--------------------------------------------------------------------------------
Group Contracts:
50 participants or more:
Accumulated Unit Value:
Beginning of period                $305.791  $253.841 $197.749 $148.759 $121.763
End of period                       276.439   305.791  253.841  197.749  148.759
                                   --------  -------- -------- -------- --------
  Net increase in accumulated unit
   value resulting from operations $(29.352) $ 51.950 $ 56.092 $ 48.990 $ 26.996
                                   ========  ======== ======== ======== ========
Accumulation units outstanding:
End of year                         156,571   173,016  194,725  216,798  238,436
                                   ========  ======== ======== ======== ========
Less than 50 participants
Accumulated Unit Value:
Beginning of period                $282.754  $235.328 $183.806 $138.631 $113.772
End of period                       254.946   282.754  235.328  183.806  138.631
                                   --------  -------- -------- -------- --------
  Net increase in accumulated unit
   value resulting from operations $(27.808) $ 47.426 $ 51.522 $ 45.175 $ 24.859
                                   ========  ======== ======== ======== ========
Accumulation units outstanding:
End of year                          19,892    22,390   31,203   35,265   37,135
                                   ========  ======== ======== ======== ========
Tax-deferred annuity contracts
 issued after May 1, 1976:
Accumulated Unit Value:
Beginning of period                $248.475  $206.981 $161.809 $122.149 $100.335
End of period                       223.839   248.475  206.981  161.809  122.149
                                   --------  -------- -------- -------- --------
  Net increase in accumulated unit
   value resulting from operations $(24.636) $ 41.494 $ 45.172 $ 39.660 $ 21.814
                                   ========  ======== ======== ======== ========
Accumulation units outstanding:
End of year                          70,567    76,902   87,440   91,439   98,421
                                   ========  ======== ======== ======== ========

--------------------------------------------------------------------------------
CG Variable Annuity Account I Notes to Financial Statements (Continued)

7. Accumulation Units Information (Continued)

Schedule of Selected Per-Unit Data
--------------------------------------------------------------------------------

                                                  December 31,
                                    2000      1999     1998     1997     1996
-------------------------------------------------------------------------------
Individual Contracts:
Variable annuity contracts:
Accumulated Unit Value:
Beginning of period               $261.768  $218.379 $170.976 $129.262 $106.339
End of period                      235.458   261.768  218.379  170.976  129.262
                                  --------  -------- -------- -------- --------
Net increase in accumulated unit
 value resulting from operations  $(26.310) $ 43.389 $ 47.403 $ 41.714 $ 22.923
                                  ========  ======== ======== ======== ========
Accumulation units outstanding:
End of period                       11,326    12,745   16,696   17,789   18,959
                                  ========  ======== ======== ======== ========
Flexible annuity contracts:
Accumulated Unit Value:
Beginning of period               $245.829  $205.797 $161.689 $122.670 $101.272
End of period                      220.347   245.829  205.797  161.689  122.670
                                  --------  -------- -------- -------- --------
Net increase in accumulated unit
 value resulting from operations  $(25.482) $ 40.032 $ 44.108 $ 39.019 $ 21.398
                                  ========  ======== ======== ======== ========
Accumulation units outstanding:
End of period                       12,105    14,777   15,548   15,967   16,652
                                  ========  ======== ======== ======== ========

8. Diversification Requirements. Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a con-tract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

-------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Directors and Participants of CG Variable Annuity Account I of Connecticut General Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the schedule of selected per unit data present fairly, in all material respects, the finan-cial position of CG Variable Annuity Account I (the "Account") of Connecticut General Life Insurance Company at December 31, 2000, the results of its opera-tions and the changes in its net assets for each of the two years in the period then ended and the selected per unit data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected per unit data (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We con-ducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of secu-rities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 20, 2001

--------------------------------------------------------------------------------
CG Variable Annuity Account II

Statement of Assets and Liabilities
December 31, 2000

Assets:
Investment in CIGNA Variable Products S&P 500 Index Fund at net
 asset value, 366,191.588 shares at $19.95 per share
 (cost $3,764,103; net unrealized appreciation $3,541,419)       $7,305,522
                                                                 ----------
  Total Assets                                                    7,305,522
                                                                 ----------
Liabilities:
Payable to Connecticut General Life Insurance Company                27,137
                                                                 ----------
  Total Liabilities                                                  27,137
                                                                 ----------
Net Assets                                                       $7,278,385
                                                                 ==========
Net Assets Represented By:
                                           Accumulation   Unit
                                              Units      Value
                                           ------------ --------
Group contracts                                2,458    $245.356 $  603,085
Individual Contracts:
 Variable annuity contracts                    7,075     209.001  1,478,682
 Fixed annuity contracts                      15,027     194.325  2,920,122
Reserve for variable annuity contracts in
 distribution period                                              2,276,496
                                                                 ----------
                                                                 $7,278,385
                                                                 ==========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II

Statements of Operations
--------------------------------------------------------------------------------

                                                         For the year ended
                                                            December 31,
                                                          2000         1999
-------------------------------------------------------------------------------
Investment Income:
 Dividends                                             $   157,113  $  215,189
 Expenses:
  Mortality and expense risk                                70,574      83,298
                                                       -----------  ----------
  Investment Income - Net                                   86,539     131,891
                                                       -----------  ----------
Realized Gain (Loss) on Investments:
 Proceeds from sale of shares                            2,046,684   1,420,459
 Cost of shares sold                                       990,681   2,419,681
                                                       -----------  ----------
 Realized gain (loss) from security transactions - net   1,056,003    (999,222)
 Capital gain distribution                                 107,927     191,605
                                                       -----------  ----------
  Realized Gain (Loss) on Investments - Net              1,163,930    (807,617)
                                                       -----------  ----------
Unrealized Appreciation (Depreciation) on Investments
 Beginning of year                                       5,395,457   2,949,167
 End of year                                             3,541,419   5,395,457
                                                       -----------  ----------
  Change in Unrealized Appreciation (Depreciation) on
   Investments - Net                                    (1,854,038)  2,446,290
                                                       -----------  ----------
  Net Increase (Decrease) in Net Assets Resulting from
   Operations                                          $  (603,569) $1,770,564
                                                       ===========  ==========
Ratio of Net Investment Income to Average Net Assets        1.032%      1.426%
Number of Accumulation Units Outstanding at End of
 Period                                                     24,560      29,431

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CG Variable Annuity Account II

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        For the year ended
                                                           December 31,
                                                         2000         1999
-------------------------------------------------------------------------------
From Operations:
Investment gain - net                                 $    86,539  $   131,891
Realized gain (loss) on investments - net               1,163,930     (807,617)
Change in unrealized appreciation (depreciation) on
 investments - net                                     (1,854,038)   2,446,290
                                                      -----------  -----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations                                              (603,569)   1,770,564
                                                      -----------  -----------
From Unit Transactions:
Participant contributions - net                             1,735        8,970
Transfers between funds - net                            (343,818)     (60,000)
Withdrawal of funds on terminated/matured
 contracts - net                                         (755,654)    (616,097)
Annuity benefit distributions                            (487,532)    (604,487)
Mortality guarantee adjustment                              3,592      (33,374)
Equalization adjustment                                   (24,023)       8,768
                                                      -----------  -----------
Net Decrease in Net Assets Derived from Unit
 Transactions                                          (1,605,700)  (1,296,220)
                                                      -----------  -----------
Net Increase (Decrease) in Net Assets                  (2,209,269)     474,344
                                                      -----------  -----------
Net Assets:
Beginning of period                                     9,487,654    9,013,310
                                                      -----------  -----------
End of period                                         $ 7,278,385  $ 9,487,654
                                                      ===========  ===========

The Notes to Financial Statements are an integral part of these statements.

-------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements

The Account is registered as a Unit Investment Trust under the Investment Com-pany Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). These financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding fair market value and reserve assumptions, that affect recorded amounts. Actual results could differ from those estimates. Signifi-cant estimates are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior year's amounts to conform to the 2000 presentation.

1. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

 A. The investment in CIGNA Variable Products S&P 500 Index Fund (Fund) shares is valued at the closing net asset value per share as determined by the Fund on December 31, 2000. The Fund was organized by CG Life in 1968.

 B. The amount of the reserve for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by CG Life, are represented in the mortality guarantee adjustment.

 C. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and income is recorded on the ex-dividend date. Cost of investments sold is determined on the basis of the last-in, first-out method.

 D. The operations of the Account are included in, and taxed as part of CG Life as a life insurance company. Under Internal Revenue Code Section 817 there is no taxable income attributable to the Account (See note 8).

2. Under the terms of the annuity contracts, the Individual participant can elect either a fixed or variable annuity benefit at retirement. The Group par-ticipant can elect either a fixed or variable annuity benefit during the accu-mulation phase and at retirement. The assets providing for the variable annu-ity benefit will be invested in the Fund, and the fixed annuity contract will be purchased from the Account's sponsor, CG Life. Transfers from accumulation period to distribution period were $343,818 and $0 during 2000 and 1999, respectively. Transfers to CG Life for purchase of Fixed Annuity Contracts during accumulation phase (included in net amount transferred out of account) were $0 in 2000 and $60,000 in 1999.

3. The cost of investments represents the accumulated cost of Fund shares pur-chased and sold by the Account at net asset value with net participant contri-butions received and from reinvestment of all distributions made by the Fund.

4. Participant contributions are net of premium taxes (if any) and sales load of $138 and $275 for the years ended December 31, 2000 and 1999, respectively. These amounts are deducted from participant contributions and paid to CG Life in accordance with the contract. Mortality and expense risk charges, which generally range from 0.25% to 1.10%, depending on contract size, are also paid to CG Life.

5. Withdrawal of funds on terminated contracts is net of administrative charges of $510 and $280 for the years ended December 31, 2000 and 1999, respectively. These amounts are paid to CG Life in accordance with the con-tract.

6. Contracts are sold primarily by persons who are insurance agents of or bro-kers for CG Life authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell variable annui-ties. These persons are for the most part registered representatives of CIGNA Financial Services, Inc.

--------------------------------------------------------------------------------
CG Variable Annuity Account II Notes to Financial Statements (Continued)

7. Accumulation Units Information

Schedule of Selected Per-Unit Data
--------------------------------------------------------------------------------

                                                  December 31,
                                    2000      1999     1998     1997     1996
-------------------------------------------------------------------------------
Group Contracts:
Accumulated Unit Value:
Beginning of period               $271.407  $225.298 $175.514 $132.033 $108.072
End of period                      245.356   271.407  225.298  175.514  132.033
                                  --------  -------- -------- -------- --------
Net increase in accumulated unit
 value resulting from operations  $(26.051) $ 46.109 $ 49.784 $ 43.481 $ 23.961
                                  ========  ======== ======== ======== ========
Accumulation units outstanding:
End of period                        2,458     3,734    5,514    6,213    6,185
                                  ========  ======== ======== ======== ========
Individual Contracts:
Variable annuity contracts:
Accumulated Unit Value:
Beginning of period               $232.340  $193.841 $151.764 $114.738 $ 94.390
End of period                      209.001   232.340  193.841  151.764  114.738
                                  --------  -------- -------- -------- --------
Net increase in accumulated unit
 value resulting from operations  $(23.339) $ 38.499 $ 42.077 $ 37.026 $ 20.348
                                  ========  ======== ======== ======== ========
Accumulation units outstanding:
End of period                        7,075     7,172    7,818    8,474    8,484
                                  ========  ======== ======== ======== ========
Flexible annuity contracts:
Accumulated Unit Value:
Beginning of period               $216.798  $181.493 $142.594 $108.183 $ 89.312
End of period                      194.325   216.798  181.493  142.594  108.183
                                  --------  -------- -------- -------- --------
Net increase in accumulated unit
 value resulting from operations  $(22.473) $ 35.305 $ 38.899 $ 34.411 $ 18.871
                                  ========  ======== ======== ======== ========
Accumulation units outstanding:
End of period                       15,027    18,525   18,811   19,316   22,410
                                  ========  ======== ======== ======== ========

8. Diversification Requirements. Under the provisions of Section 817(h) of the Internal Revenue Code (Code), a variable annuity contract, other than a con-tract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements, as set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. CG Life believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

-------------------------------------------------------------------------------

Report of Independent Accountants

To the Board of Directors and Participants of CG Variable Annuity Account II of Connecticut General Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the schedule of selected per unit data present fairly, in all material respects, the finan-cial position of CG Variable Annuity Account II (the "Account") of Connecticut General Life Insurance Company at December 31, 2000, the results of its opera-tions and the changes in its net assets for each of the two years in the period then ended and the selected per unit data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and selected per unit data (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We con-ducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the finan-cial statements are free of material misstatement. An audit includes examin-ing, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of secu-rities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
February 20, 2001

-------------------------------------------------------------------------------

Dear Shareholders:

Our report for CIGNA Variable Products S&P 500 Index Fund (the "Fund") cover-ing the year ended December 31, 2000 follows.

Management's Discussion and Analysis

The U.S. equity markets began the year 2000 with the Federal Reserve (Fed) intent on making good on its promise of "preemptive strikes" through a program of gradual rate hikes to avert excessive growth. A redeployment of assets of overpriced technology names into undervalued and ignored market segments ensued. Many of the large cap high technology names which had achieved new highs in the final days of 1999, including Microsoft, Yahoo, Lucent and AOL, were down from these highs 15%-25% by the end of January, dragging the S&P 500 Index down with them. However, the trend toward value stocks was dramatically reversed in March as investors, returning to high-growth technology names, drove the index to its single highest monthly return (9.7%) in nine years. Although some additional market breadth had begun to materialize, the largest 100 companies continued to have the greatest impact on overall results.

The Fed raised rates by 50 basis points at their May meeting. Projected increasing capital costs and wage pressures, along with several high profile misses in reported earnings, led the S&P 500 Index down 0.42% by the end of June. This represented the first negative semi-annual return for the S&P 500 since 1994. Old economy stocks whose earnings are perceived to be most vulner-able to increasing cost of capital continued to suffer most. Technology stocks were carried down further by Microsoft's antitrust woes. Defensive stocks gained on growing expectations of an economic slowdown. Health care, consumer staples, energy and utilities all did well. Cash flows into equity mutual funds that had supported market levels for some time slowed significantly, according to the Investment Company Institute. The wealth effect that fueled demand appeared to be dissipating. Sustained increases in corporate borrowing rates and business costs of labor and energy were beginning to erode profit margins.

In the third quarter, with the Fed expected to be on hold for the remainder of the year, the equity markets operated under the influence of what has been termed "the four E's": the euro, energy, earnings and the election. Escalating oil prices threatened to increase input costs for key industries and siphon off disposable income supporting the growth engine of consumer demand. Despite European central bank tightening and intervention in currency markets, the euro continued to deteriorate against the dollar, posing a threat to earnings forecasts dependent on assumed foreign growth. A close presidential election and the possibility of a same-party Congress were unnerving markets that fear uncertainties.

The deterioration in market psychology left performance of domestic equities susceptible to any bad news. Two-thirds of pre-announcements during the third quarter were negative. As a result, the gains registered by technology, media and telecommunications firms earlier in the year all but vanished. Despite this, nearly 60% of all stock funds outperformed the 1.4% return of the S&P 500 Index by the end of the third quarter.

Despite continuing evidence of a rapidly slowing U.S. economy, domestic equity investors appeared determined to attempt to repeat the fourth quarter rallies of the past two years. Investors were emboldened first by a succession of favorable return forecasts by several high-profile market strategists and then by winks from the Fed in early December suggesting that interest rate cuts might be in the offing. Enthusiasm weakened

--------------------------------------------------------------------------------

significantly, however, as the mutual fund tax-loss selling season ended with-out a sustained move upward in the broad equity indices. Personal computer and telecommunications companies, with earnings forecasts dependent on assumed for-eign growth, produced a steady drumbeat of negative pre-announcements in the wake of high world oil prices and failed interventions to support the euro. The list of offenders included such prominent companies as Hewlett-Packard, Intel, Compaq, Motorola and finally Microsoft, which warned of disappointment for the first time in 10 years. Weak holiday sales projections by retailers, a deterio-ration in mutual fund new money flows, an annoyingly unresolved presidential election and year-end window dressing sales by fund managers all placed severe downward pressure on an already fragile market as the year approached an end. Despite several attempts at a rally, factors weighing on the market proved too much to overcome. The S&P 500 Index finished down 7.83% for the quarter and down 9.11% for the year.

The contribution of the "tech wreck" to these results cannot be overstated. The S&P Technology Sector fell 41% for the year, reducing its index weight from a high of 35% to 21%. As further evidence, the tech-laden NASDAQ's negative 39% annual return was the benchmark's worst since its 1971 inception.

Non-technology names fared better. An equal-weighted S&P 500 Index actually produced a return of +10.4% for the year. More than 55% of S&P 500 Index con-stituent companies had positive returns and over 60% beat the Index itself. Accordingly, although the average U.S. equity mutual fund manager lost money last year, roughly 60% beat the results of the S&P 500 Index, according to Lipper Analytics.

Winning sectors for the year 2000 included utilities (+57.1%), health care (+38%) (both of which capitalized on underlying pricing increases) and financials (+25.6%). Telecom services (-38.8%) and information technology (- 40.6%), heavily dependent on foreign growth which failed to materialize, were the significant losers.

Performance

Returns for the year ended December 31, 2000 were:

Fund           -9.37%
S&P 500 Index  -9.11%

Outlook

Market sentiment has clearly shifted over the last year. Where once companies with weak near-term results were given the benefit of the doubt, now even posi-tive results are viewed with skepticism. This mood can be warranted in the face of faltering global demand, excess inventories, manufacturing over-capacity, and chinks in the confidence armor of consumers reeling from a reverse wealth effect. This does not appear to be a market likely to permanently right itself. Rather, the markets are more likely to remain unruly until the benefits of a coordinated Fed easing, a tax cut (albeit modest, given the composition of the new Congress) and a program of fiscal stimulus are made evident.

Sincerely,
/s/ Richard H. Forde
Richard H. Forde
President
CIGNA Variable Products S&P 500 Index Fund

--------------------------------------------------------------------------------




                                    [GRAPH]

            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (Unaudited)
                               1/1/91 - 12/31/00

       CIGNA Variable Products S&P 500 Index Fund     Standard & Poors 500 Index

                             [PLOT POINTS TO COME]

                            AVERAGE ANNUAL RETURNS
                   1 Year     3 Year     5 Year     10 Year
                    -9.37%     12.07%     18.11%     16.59%

CIGNA Variable Products S&P 500 Index Fund (the "Fund") performance figures are historical and reflect reinvestment of all dividends. The Fund's investment return and principal value will fluctuate so that an investor's shares, when sold may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's return been compared with the total return performance of S&P 500 Index. This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage changes or other investment expenses.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000

                                                         Market
                                             Number of    Value
                                                Shares    (000)

---------------------------------------------------------------
COMMON STOCKS - 85.6%
General Electric Co.                          210,900  $10,110
Exxon Mobil Corp.                              73,962    6,430
Pfizer, Inc.                                  134,150    6,171
Cisco Systems, Inc.*                          153,200    5,860
Citigroup, Inc.                               106,972    5,462
Wal-Mart Stores, Inc.                          95,000    5,046
Microsoft Corp.*                              113,500    4,923
American International Group, Inc.             49,518    4,881
Merck & Co., Inc.                              49,100    4,597
Intel Corp.                                   143,300    4,335
Oracle Corp.*                                 119,172    3,463
SBC Communications, Inc.                       72,094    3,442
Coca-Cola Co.                                  52,800    3,217
International Business Machines Corp.          37,300    3,170
Johnson & Johnson                              29,600    3,110
E M C Corp.*                                   46,624    3,100
Bristol-Myers Squibb Co.                       41,600    3,076
Verizon Communications                         57,426    2,878
Royal Dutch Petroleum Co.                      45,700    2,768
Home Depot, Inc.                               49,350    2,255
Lilly (Eli) & Co.                              24,000    2,233
Procter & Gamble Co.                           27,800    2,181
Nortel Networks Corp.                          65,940    2,114
Philip Morris Companies, Inc.                  47,300    2,081
Tyco International Ltd.                        37,246    2,067
Wells Fargo & Co.                              36,360    2,025
Sun Microsystems, Inc.*                        68,600    1,912
Morgan Stanley, Dean Witter, Discover & Co.    23,940    1,897
Federal National Mortgage Association          21,500    1,865
American Home Products Corp.                   27,900    1,773
Schering-Plough Corp.                          31,100    1,765
Texas Instruments, Inc.                        36,800    1,743
America Online, Inc.*                          49,700    1,730
Pharmacia Corp.                                27,430    1,673
BellSouth Corp.                                39,900    1,633
Abbott Laboratories                            33,000    1,598
Bank of America Corp.                          34,618    1,588
American Express Company                       28,300    1,555
Medtronics, Inc.                               25,600    1,546

                                                    Market
                                        Number of    Value
                                           Shares    (000)

----------------------------------------------------------
PepsiCo, Inc.                             30,800  $  1,527
Viacom, Inc., Class B*                    32,333     1,512
Time Warner, Inc.                         28,200     1,473
Qwest Comm. Int'l*                        35,401     1,451
Amgen, Inc.*                              21,900     1,400
AT&T Corp.                                80,027     1,385
Hewlett-Packard Co.                       42,100     1,329
Enron Corp.                               15,900     1,322
Qualcomm, Inc.*                           15,900     1,307
Disney (Walt) Co.                         44,300     1,282
Chase Manhattan Corp.                     27,826     1,264
Boeing Company                            18,876     1,246
Merrill Lynch & Co., Inc.                 17,200     1,173
Chevron Corp.                             13,700     1,157
du Pont (E.I.) de Nemours & Co.           22,178     1,071
Corning, Inc.                             19,600     1,035
Minnesota Mining and Manufacturing Co.     8,400     1,012
Federal Home Loan Mortgage Corp.          14,700     1,012
Schlumberger Ltd.                         12,100       967
Lucent Technologies, Inc.                 71,136       960
Dell Computer Corp.*                      54,900       957
McDonald's Corp.                          28,100       955
Motorola, Inc.                            46,391       939
Ford Motor Co.                            39,797       933
Walgreen Co.                              21,600       903
Bank One Corp.                            24,619       902
Anheuser-Busch Companies, Inc.            19,200       874
Bank of New York, Inc.                    15,800       872
JDS Uniphase Corp.*                       20,500       855
WorldCom, Inc.*                           61,013       854
Automatic Data Processing, Inc.           13,400       848
Schwab (Charles) Corp.                    29,425       835
Gillette Co.                              22,300       806
Honeywell, Inc.                           16,987       804
Kimberly-Clark Corp.                      11,332       801
Comcast Corp., Class A (Special)          19,100       797
Colgate-Palmolive Co.                     12,300       794
United Technologies Corp.                 10,000       786
Unilever NV                               12,135       764
FleetBoston Financial Corp.               19,401       729

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                                 Market
                                     Number of    Value
                                        Shares    (000)

-------------------------------------------------------
Texaco, Inc.                           11,700  $    727
VERITAS Software Corp.*                 8,300       726
Emerson Electric Co.                    9,100       717
Marsh & McLennan Companies, Inc.        5,900       690
Allstate Corp.                         15,596       679
Safeway, Inc.*                         10,800       675
MBNA Corp.                             18,168       671
Duke Energy Co.                         7,762       662
Applied Materials, Inc.*               17,200       657
Target Corp.                           19,100       616
Siebel System, Inc.*                    9,100       615
Alcoa, Inc.                            18,368       615
General Motors Corp.                   12,000       611
Washington Mutual, Inc.                11,505       610
Clear Channel Communications, Inc.*    12,500       605
Cardinal Health, Inc.                   5,950       593
Fifth Third Bancorp                     9,787       585
First Union Corp.                      20,928       582
Electronic Data Systems Corp.          10,000       577
MetLife, Inc.                          16,300       570
Morgan (J.P.) & Co.                     3,400       563
Baxter International, Inc.              6,200       548
Household International, Inc.           9,946       547
Compaq Computer Corp.                  35,875       540
AES Corp.*                              9,700       537
Dow Chemical Co.                       14,400       527
Agilent Technologies, Inc.              9,628       527
HCA-The Healthcare Co.                 11,900       524
Mellon Financial Corp.                 10,400       512
CVS Corp.                               8,300       497
Tellabs, Inc.*                          8,700       492
Southern Company                       14,400       479
Kroger Co.*                            17,700       479
Exelon Corp.                            6,825       479
Firstar Corp.                          20,273       471
U.S. Bancorp, Inc.                     16,002       467
Solectron Corp.*                       13,600       461
Gap (The), Inc.                        18,062       461
PNC Financial Services Group, Inc.      6,200       453
First Data Corp.                        8,400       443

                                                     Market
                                         Number of    Value
                                            Shares    (000)

-----------------------------------------------------------
American General Corp.                      5,398  $    440
Sara Lee Corp.                             17,800       437
CIGNA Corp.                                 3,300       437
Kohl's Corp.*                               7,100       433
Network Appliance, Inc.*                    6,700       430
Micron Technology, Inc.*                   12,000       426
Broadcom Corp., Class A*                    5,000       423
State Street Corp.                          3,400       422
Sysco Corp.                                14,000       420
ALLTEL Corp.                                6,700       418
United Health Group, Inc.*                  6,800       417
International Paper Co.                    10,151       414
Applera Corp. (Applied BioSystem Group)     4,400       414
Sprint Corp. (PCS Group)*                  19,800       405
AFLAC, Inc.                                 5,600       404
SunTrust Banks, Inc.                        6,400       403
NEXTEL Communications, Inc., Class A*      16,200       401
Coastal Corp.                               4,500       397
Analog Devices, Inc.*                       7,600       389
Dynegy, Inc.                                6,900       387
Paychex, Inc.                               7,900       384
Conoco, Inc., Class B                      13,258       384
Northern Trust Corp.                        4,700       383
Sprint Corp. (FON Group)                   18,800       382
Carnival Corp.                             12,400       382
Illinois Tool Works, Inc.                   6,400       381
Comverse Technology, Inc.*                  3,500       380
Anadarko Petroleum Corp.                    5,333       379
National City Corp.                        13,100       377
Costco Wholesale Corp.*                     9,400       375
Williams Companies, Inc.                    9,200       367
Waste Management, Inc.                     13,132       364
Southwest Airlines Co.                     10,725       360
Lowes Companies, Inc.                       8,100       360
Yahoo, Inc.*                               11,900       359
Heinz (H.J.) Co.                            7,500       356
Caterpillar, Inc.                           7,500       355
Gannett Co., Inc.                           5,600       353
El Paso Energy Corp.                        4,908       352
Guidant Corp.*                              6,500       351

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                                     Market
                                         Number of    Value
                                            Shares    (000)

-----------------------------------------------------------
Providian Financial Corp.                   6,000  $    345
Lehman Brothers Holdings, Inc.              5,080       344
Palm, Inc.*                                12,027       341
Halliburton Co.                             9,400       341
General Dynamics Corp.                      4,300       335
Dominion Resources, Inc.                    4,997       335
Hartford Financial Services Group, Inc.     4,700       332
NIKE, Inc., Class B                         5,800       324
Xilinx, Inc.*                               7,000       323
Chubb Corp.                                 3,700       320
BB&T Corp.                                  8,500       317
American Electric Power Co., Inc.           6,800       316
Omnicom Group                               3,800       315
Campbell Soup Company                       9,000       312
Lockheed Martin Corp.                       9,060       308
Phillips Petroleum Co.                      5,400       307
Linear Technology Corp.                     6,600       305
ADC Telecommunications, Inc.*              16,500       299
Adobe Systems, Inc.                         5,100       297
ConAgra, Inc.                              11,400       296
Tenet Healthcare Corp.*                     6,600       293
Maxim Integrated Products, Inc.*            6,100       292
Baker Hughes, Inc.                          6,990       291
Applied Micro Circuits                      3,800       286
Capital One Financial Corp.                 4,200       276
Tribune Company                             6,500       275
Reliant Energy, Inc.                        6,307       273
Quaker Oats Co.                             2,800       273
FPL Group, Inc.                             3,800       273
Interpublic Group of Companies, Inc.        6,400       272
Allergan, Inc.                              2,800       271
Calpine Corp.*                              6,000       270
Union Pacific Corp.                         5,300       269
Global Crossing Ltd.*                      18,770       269
General Mills, Inc.                         6,000       267
St. Paul Companies, Inc.                    4,832       262
Harley-Davidson, Inc.                       6,400       254
Sanmina Corp.*                              3,300       253
KeyCorp                                     9,016       252
Forest Labs, Inc.*                          1,900       252

                                                     Market
                                         Number of    Value
                                            Shares    (000)

-----------------------------------------------------------
Eastman Kodak Co.                           6,400  $    252
Wachovia Corp.                              4,300       250
Sears, Roebuck & Company                    7,100       247
McGraw-Hill Cos., Inc.                      4,200       246
TXU Corp.                                   5,500       244
Masco Corp.                                 9,500       244
FedEx Corp.*                                6,100       244
Computer Associates International, Inc.    12,512       244
Avon Products, Inc.                         5,100       244
Burlington Northern Santa Fe Corp.          8,567       243
Alcan Aluminum Ltd.                         7,100       243
Albertson's, Inc.                           9,013       239
Weyerhaeuser Co.                            4,700       238
USA Education, Inc.                         3,500       238
Burlington Resources, Inc.                  4,610       233
Wrigley (Wm.) Jr. Company                   2,400       230
Golden West Financial Corp.                 3,400       230
Aegon NV ARS*                               5,530       229
Kellogg Co.                                 8,600       226
Raytheon Co., Class B                       7,200       224
Public Service Enterprises Group, Inc.      4,600       224
PeopleSoft, Inc.*                           6,030       224
Deere & Co.                                 4,900       224
Altera Corp.                                8,400       221
Loews Corp.                                 2,100       217
Progress Energy, Inc.*                      4,400       216
Marriott International, Inc.                5,100       215
McKesson HBOC, Inc.                         5,923       213
ALZA Corp.*                                 5,000       213
Stryker Corp.*                              4,200       212
Vitesse Semiconductor Corp.*                3,800       210
Medimmune, Inc.*                            4,400       210
Computer Sciences Corp.*                    3,500       210
May Department Stores Co.                   6,350       208
Transocean Sedco Forex, Inc.                4,471       206
Danaher Corp.                               3,000       205
Xcel Energy, Inc.                           7,020       204
Archer-Daniels-Midland Co.                 13,517       203
Franklin Resources, Inc.                    5,300       202
Air Products & Chemicals, Inc.              4,900       201

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                                   Market
                                       Number of    Value
                                          Shares    (000)

---------------------------------------------------------
Entergy Corp.                             4,700  $    199
Comerica, Inc.                            3,350       199
Unocal Corp.                              5,100       197
Lincoln National Corp.                    4,100       194
Biogen, Inc.*                             3,200       192
Rockwell International Corp.              4,000       190
Occidental Petroleum Corp.                7,800       189
Hershey Foods Corp.                       2,900       187
King Pharmaceuticals, Inc.*               3,600       186
AON Corp.                                 5,425       186
Pitney-Bowes, Inc.                        5,600       185
Becton, Dickinson and Co.                 5,300       184
USX-Marathon Group                        6,600       183
Chiron Corp.*                             4,100       182
Apache Corp.                              2,600       182
Stilwell Financial, Inc.*                 4,600       181
Consolidated Edison Co. of N.Y., Inc.     4,700       181
Nabors Industries, Inc.*                  3,000       177
Clorox Co.                                5,000       177
RadioShack Corp.                          4,100       176
Intuit, Inc.*                             4,400       174
Dover Corp.                               4,300       174
Starbucks Corp.*                          3,900       173
IMS Health, Inc.                          6,400       173
PPG Industries, Inc.                      3,700       171
Coca-Cola Enterprises, Inc.               9,000       171
TJX Companies, Inc.                       6,000       166
Rohm & Haas Co.*                          4,585       166
Ralston Purina Co.                        6,300       165
Devon Energy Corp.                        2,700       165
Jefferson-Pilot Corp.                     2,175       163
PG & E Corp.                              8,100       162
Synovus Financial Corp.                   5,950       160
MBIA, Inc.                                2,100       156
Progressive Corp. Ohio                    1,500       155
FirstEnergy Corp.                         4,900       155
Limited, Inc.                             9,000       154
Federated Department Stores, Inc.*        4,400       154
Mercury Interactive Corp.*                1,700       153
Union Carbide Corp.                       2,800       151

                                                       Market
                                           Number of    Value
                                              Shares    (000)

-------------------------------------------------------------
Praxair, Inc.                                 3,400  $    151
Wellpoint Health Networks*                    1,300       150
Georgia-Pacific Corp.                         4,816       150
Convergys Corp.*                              3,300       150
Textron, Inc.                                 3,200       149
Molex, Inc.                                   4,175       148
MGIC Investment Corp.                         2,200       148
Ingersoll-Rand Co.*                           3,500       147
SouthTrust Corp.                              3,600       146
Qlogic Corp.*                                 1,900       146
Starwood Hotels & Resorts Worldwide Corp.     4,100       145
New York Times Co., Class A                   3,600       144
Constellation Energy Group                    3,200       144
Cendant Corp.*                               15,004       144
Biomet, Inc.                                  3,600       143
Summit Bancorp                                3,700       141
Amerada Hess Corp.                            1,900       139
UNUMProvident Corp.                           5,125       138
Cincinnati Financial Corp.                    3,500       138
Barrick Gold Corp.                            8,400       138
Newell Rubbermaid, Inc.                       6,007       137
HealthSouth Corp.*                            8,400       137
EOG Resources, Inc.                           2,500       137
PP & L Resources, Inc.                        3,000       136
Kerr-McGee Corp.                              2,038       136
Delta Air Lines, Inc.                         2,700       136
Teradyne Inc.*                                3,600       134
Delphi Automotive System Corp.               11,926       134
Bed Bath & Beyond, Inc.*                      6,000       134
Ameren Corp.                                  2,900       134
Dollar General Corp.                          7,047       133
NiSource, Inc.                                4,300       132
Avery Dennison Corp.                          2,400       132
KLA-Tencor Corp.*                             3,900       131
Ambac Financial Group, Inc.                   2,250       131
Old Kent Financial Corp.                      2,940       129
Mattel, Inc.                                  8,945       129
Charter One Financial, Inc.                   4,425       128
Best Buy Co., Inc.*                           4,300       127
AmSouth Bancorporation                        8,300       127

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                                        Market
                                            Number of    Value
                                               Shares    (000)

--------------------------------------------------------------
Regions Financial Corp.                        4,600  $    126
Kinder Morgan, Inc.                            2,400       125
Aetna, Inc.                                    3,042       125
Northrop Grumman Corp.                         1,500       124
KeySpan Corp.                                  2,900       123
Bear Stearns Companies, Inc.                   2,425       123
Gateway, Inc.*                                 6,700       121
DTE Energy Co.                                 3,100       121
Countrywide Credit Industries, Inc.            2,400       121
AMR Corp Del.*                                 3,100       121
Lexmark International Group, Inc. Class A*     2,700       120
Eaton Corp.                                    1,600       120
Boston Scientific Corp.*                       8,800       120
CSX Corp.                                      4,600       119
Staples, Inc.*                                 9,950       118
Sabre Holdings Corp.                           2,740       118
Ecolab, Inc.                                   2,700       117
Cinergy Corp.                                  3,320       117
Allegheny Energy, Inc.                         2,400       116
Cox Communications, Inc., Class A*             2,458       114
Watson Pharmaceuticals, Inc.*                  2,200       113
Thermo Electron Corp.*                         3,800       113
CIT Group, Class A                             5,600       113
Symbol Technologies, Inc.                      3,100       112
Scientific-Atlanta, Inc.                       3,400       111
LSI Logic Corp.*                               6,500       111
Willamette Industries, Inc.                    2,300       108
Torchmark Corp.                                2,800       108
St. Jude Medical Center, Inc.*                 1,750       108
Norfolk Southern Corp.                         8,100       108
Edison International                           6,900       108
Dow Jones & Co., Inc.                          1,900       108
Union Planters Corp.                           3,000       107
Tricon Global Restaurants, Inc.*               3,240       107
Price (T. Rowe) & Assoc., Inc.                 2,500       106
PerkinElmer, Inc.                              1,000       105
CenturyTel, Inc.                               2,950       105
Parker-Hannifin Corp.                          2,325       103
Tosco Corp.                                    3,000       102
Fortune Brands, Inc.                           3,400       102

                                               Market
                                   Number of    Value
                                      Shares    (000)

-----------------------------------------------------
Vulcan Materials Co.                  2,100  $    101
UST, Inc.                             3,600       101
TRW, Inc.                             2,600       101
Sempra Energy                         4,354       101
Robert Half International, Inc.*      3,800       101
Novellus System, Inc.*                2,800       101
Apple Computer, Inc.*                 6,800       101
Brown-Forman Corporation, Class B     1,500       100
NCR Corp.                             2,000        98
Genuine Parts Co.                     3,750        98
Unisys Corp.*                         6,600        97
Phelps Dodge Corp.                    1,716        96
GPU, Inc.                             2,600        96
Tiffany & Co.                         3,000        95
Johnson Controls, Inc.                1,800        94
Sherwin-Williams Co.                  3,500        92
SAFECO Corp.                          2,800        92
Cooper Industries, Inc.               2,000        92
Conseco, Inc.                         6,958        92
VF Corp.                              2,500        91
Knight-Ridder, Inc.                   1,600        91
Advanced Micro Devices, Inc.*         6,600        91
Moody's Corp.                         3,400        87
Huntington Bancshares, Inc.           5,366        87
Block (H & R), Inc.                   2,100        87
Pinnacle West Cap. Corp.              1,800        86
Harcourt General, Inc.                1,500        86
Equifax, Inc.                         3,000        86
Citrix Systems, Inc.*                 3,800        86
AutoZone, Inc.*                       3,000        86
Goodrich (B.F.) Co.                   2,300        84
Eastman Chemical Co.                  1,700        83
PACCAR, Inc.                          1,650        81
Leggett & Platt, Inc.                 4,200        80
Hilton Hotels Corp.                   7,600        80
CMS Energy Corp.                      2,500        79
Parametric Technology Corp.*          5,800        78
Whirlpool Corp.                       1,600        76
Goodyear Tire and Rubber Co.          3,300        76
Conexant Systems, Inc.                4,900        75

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                            Market
                                Number of    Value
                                   Shares    (000)

--------------------------------------------------
Black & Decker Corp.               1,900  $     75
ITT Industries, Inc.               1,900        74
Harrah's Entertainment, Inc.*      2,750        73
Grainger (W.W.), Inc.              2,000        73
Donnelley (R.R.) & Sons Co.        2,700        73
BMC Software, Inc.*                5,200        73
Toys 'R Us, Inc.*                  4,300        72
National Semiconductor Corp.*      3,600        72
Nucor Corp.                        1,800        71
Mead Corp.*                        2,200        69
Inco Ltd.*                         4,100        69
Wendy's International, Inc.        2,600        68
Tektronix, Inc.*                   2,000        67
Power One, Inc.*                   1,700        67
Placer Dome, Inc.                  6,900        66
BroadVision, Inc.*                 5,600        66
Xerox Corp.                       14,100        65
Sunoco, Inc.                       1,900        64
Coors (Adolph) Co., Class B          800        64
Westvaco Corp.                     2,150        63
Sigma-Aldrich Corp.                1,600        63
Niagara Mohawk Hldgs., Inc.*       3,800        63
Millipore Corp.                    1,000        63
Darden Restaurants, Inc.           2,700        62
Comcast Corp., Class A             1,500        62
Ceridian Corp.*                    3,100        62
U.S. Airways Group, Inc.*          1,500        61
Newmont Mining Corp.               3,563        61
Avaya, Inc.*                       5,928        61
Winn-Dixie Stores, Inc.            3,100        60
Penney (J.C.) Co., Inc.            5,500        60
Stanley Works                      1,900        59
Cabletron Systems, Inc.*           3,900        59
Maytag Corp.                       1,800        58
Pall Corp.                         2,600        55
Kmart Corp.*                      10,300        55
Allied Waste Industries, Inc.*     3,800        55
Temple-Inland, Inc.                1,000        54
Rowan Companies, Inc.*             2,000        54
Engelhard Corp.                    2,650        54

                                                      Market
                                          Number of    Value
                                             Shares    (000)

------------------------------------------------------------
Ashland, Inc.                                1,500  $     54
Sealed Air Corp.*                            1,736        53
Nordstrom, Inc.                              2,900        53
Fluor Corp.                                  1,600        53
Dana Corp.                                   3,443        53
Quest Diagnostics, Inc.*                       362        51
Bard (C. R.), Inc.                           1,100        51
American Power Conversion Co.                4,100        51
Alberto-Culver Co., Class B                  1,200        51
Quintiles Transnational Co.*                 2,400        50
Office Depot, Inc.*                          7,000        50
Humana, Inc.*                                3,300        50
Circuit City Stores, Inc.                    4,300        49
Manor Care, Inc.*                            2,300        47
Compuware Corp.*                             7,600        47
Liz Claiborne, Inc.                          1,100        46
Pactiv Corp.*                                3,600        45
International Flavors & Fragrances, Inc.     2,200        45
Great Lakes Chemical Corp.                   1,200        45
Energizer Holdings, Inc.*                    2,100        45
Centex Corp.                                 1,200        45
Hercules, Inc.                               2,300        44
Bausch & Lomb, Inc.                          1,100        44
NICOR, Inc.                                  1,000        43
FMC Corp.*                                     600        43
SuperValu, Inc.                              3,000        42
Deluxe Corp.                                 1,600        40
Crane Co.                                    1,400        40
Boise Cascade Corp.                          1,200        40
Visteon Corp.                                3,351        39
Hasbro, Inc.                                 3,675        39
Pulte Corp.                                    900        38
Novell, Inc.*                                7,000        37
Navistar International Corp., Inc.*          1,400        37
Bemis Company, Inc.                          1,100        37
Andrew Corp.*                                1,693        37
Waddell & Reed Financial, Inc., Class B        954        36
Payless ShoeSource, Inc.*                      496        35
Meredith Corp.                               1,100        35
Autodesk, Inc.                               1,300        35

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                                           Market
                                               Number of    Value
                                                  Shares    (000)

-----------------------------------------------------------------
USX-U.S. Steel Group                              1,900  $     34
Kaufman & Broad Home Corp.                        1,000        34
Snap-On, Inc.                                     1,150        32
Applera Corp. (Celera Genomics)*                    900        32
Peoples Energy Corp.                                700        31
Brunswick Corp.                                   1,900        31
Reebok International Ltd.*                        1,100        30
Freeport McMoRan Copper & Gold, Inc., Class B     3,500        30
Cummins Engine Co., Inc.                            800        30
Sapient Corp.*                                    2,400        29
ONEOK, Inc.                                         600        29
Ball Corp.                                          600        28
Allegheny Technologies, Inc.                      1,770        28
Tupperware Corp.                                  1,300        27
Dillard's, Inc., Class A                          2,100        25
Consolidated Stores Corp.*                        2,300        24
ChoicePoint, Inc.*                                  360        24
Newport News Shipbuilding & Dry Dock Co.            440        23
National Service Industries, Inc.                   900        23
Homestake Mining Co.                              5,500        23
Ryder System, Inc.                                1,300        22
Briggs & Stratton Corp.                             500        22
Adaptec, Inc.*                                    2,100        22
Louisiana-Pacific Corp.                           2,100        21
Potlatch Corp.                                      600        20
Massey Energy Corp.*                              1,600        20
Thomas & Betts Corp.                              1,200        19
Longs Drug Stores Corp.                             800        19
Timken Co.                                        1,200        18
Cooper Tire & Rubber Co.                          1,600        17
Worthington Industries, Inc.                      1,900        15
Neiman-Marcus Group*                                421        14
Teledyne Technologies, Inc.*                        562        13
McDermott International, Inc.                     1,200        13
American Greetings Corp., Class A                 1,400        13
Rite-Aid Corp.*                                   5,200        12
Kansas City Southern Inds., Inc. *                1,150        12
Corn Products International, Inc.                   425        12
R.H. Donnelley Corp.*                               420        10
Earthgrains Co.                                     512         9

                                                        Market
                                            Number of    Value
                                               Shares    (000)

--------------------------------------------------------------
Autoliv, Inc.                                    579  $      9
Waddell & Reed Financial, Inc., Class A          221         8
Covance, Inc.*                                   725         8
CommScope, Inc.*                                 500         8
Battle Mountain Gold Co.                       4,500         8
Agribrands International, Inc.*                  130         7
Strattec Security Corp.*                         180         6
Roadway Express, Inc.                            300         6
Harland (John H.) Co.                            400         6
Bally Total Fitness Holding Co.*                 175         6
Ryerson Tull, Inc.                               600         5
Arch Coal, Inc.                                  369         5
Schweitzer-Mauduit International, Inc.           230         4
U.S. Industries, Inc.                            320         3
Tenneco, Inc.                                    660         2
Synavant, Inc.*                                  320         2
Octel Corp.*                                     200         2
General Semiconductor, Inc.*                     375         2
Bassett Furniture Industries, Inc.               200         2
Aviall, Inc.*                                    300         2
Armstrong Holdings, Inc.                         800         2
Abercrombie and Fitch Co., Class A*               92         2
Water Pik Technologies, Inc.*                    197         1
Owens-Corning Fiberglas Corp.                  1,100         1
Huttig Building Products, Inc.*                  288         1
Highlands Insurance Group, Inc.*                 160         1
GC Companies, Inc.*                              120         1
Crown Vantage, Inc.*                             120         1
Safety-Kleen Corp.*                              560         1
Momentum Business Application, Class A*           86         1
Allergan Specialty Ther., Inc., Class A*          40         1
                                                      --------
Total Common Stocks - 85.6%
 (Cost - $165,598)                                     250,574
                                                      --------
PREFERRED STOCK - 0.0%
 (Cost - $18)
Sealed Air Corp., Class A                        475        15
                                                      --------
WARRANTS - 0.0%
 (Cost - $1)
Washington Group Int'l, Inc., Expire 2003*        46         1
                                                      --------

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Investments in Securities
December 31, 2000 (Continued)

                                                   Shares or   Market
                                                   Principal    Value
                                                       (000)    (000)

----------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 14.7%
Money Market Fund - 13.8%
CIGNA Variable Products Money Market Fund           40,397     40,397
                                                             --------
U.S. Government - 0.9%
U.S. Treasury Bills,
 6.1%, 2/22/01**                                    $1,300      1,288
 5.3%, 3/22/01**                                    $1,200      1,186
 5.6%, 3/22/01 **                                     $100         99
                                                             --------
                                                                2,573
                                                             --------
Total Short-Term Obligations
 (Cost - $42,970)                                              42,970
                                                             --------
TOTAL INVESTMENTS IN SECURITIES - 100.3%
 (Total Cost - $208,587)                                     $293,560
Liabilities, Less Cash and Others Assets - (0.3%)                (821)
                                                             --------
NET ASSETS - 100.0%                                          $292,739
                                                             ========


 CIGNA Variable Products S&P 500 Index Fund
 Ten Largest Positions (Unaudited)

                           Market   % of
                            Value   Net
                            (000)  Assets
 ----------------------------------
  General Electric Co.     $10,110  3.5%
  Exxon Mobil Corp.          6,430  2.2
  Pfizer, Inc.               6,171  2.1
  Cisco Systems, Inc.        5,860  2.0
  Citigroup, Inc.            5,462  1.9
  Wal-Mart Stores, Inc.      5,046  1.7
  Microsoft Corp.            4,923  1.7
  American International
   Group, Inc.               4,881  1.7
  Merck & Co., Inc.          4,597  1.6
  Intel Corp.                4,335  1.5


* Non-income-producing securities.
** This security, or a portion thereof, was pledged as collateral for Stock
   Index Futures Contracts. At December 31, 2000, the Fund was long 131 S&P 500 Futures Contracts expiring in March 2001. Unrealized losses amounted to $2,010,850. Underlying face value was $45,250,020 and underlying market value was $43,239,170.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund

Statement of Assets and Liabilities
December 31, 2000
(In Thousands)

Assets:
Investments at market value (Cost - $208,587)                      $293,560
Cash                                                                      1
Dividend receivable                                                     212
Interest receivable                                                      20
Investment for trustees' deferred compensation plan                     138
Other                                                                    51
                                                                   --------
  Total assets                                                      293,982
                                                                   --------
Liabilities:
Variation margin payable                                                596
Payable for investment purchased                                        285
Payable for fund shares redeemed                                         88
Deferred trustees' fees payable                                         138
Accrued advisory fees payable                                            50
Other accrued expenses (including $39 due to affiliate)                  86
                                                                   --------
  Total liabilities                                                   1,243
                                                                   --------
Net Assets (Equivalent to $19.95 per share based on 14,675 shares
 outstanding)                                                      $292,739
                                                                   ========
Components of Net Assets:
Paid in capital                                                    $211,549
Overdistributed net investment income                                   (77)
Unrealized net appreciation of investments                           82,962
Accumulated net realized loss                                        (1,695)
                                                                   --------
Net Assets                                                         $292,739
                                                                   ========

Statement of Operations
Year Ended December 31, 2000
(In Thousands)

Investment Income
Income:
 Dividends (net of foreign taxes withheld of $15)                $  2,922
 Interest                                                           2,714
                                                                 --------
                                                                    5,636
Expenses:
 Investment advisory fees                                             716
 Custodian fees                                                       172
 Administrative services                                              123
 Auditing and legal fees                                               33
 Other                                                                 22
 Registration fees                                                     12
 Trustees' fees                                                         9
                                                                 --------
 Total expenses                                                     1,087
 Less expenses waived by adviser                                     (347)
                                                                 --------
 Net Expenses                                                         740
                                                                 --------
 Net Investment Income                                              4,896
                                                                 --------
Realized and Unrealized Gain (Loss) on Investments
 Net realized gain from investments                                 4,063
 Net realized loss from futures contracts                          (4,002)
 Net unrealized depreciation of investments                       (31,260)
 Net unrealized depreciation from futures contracts                (3,151)
 Net Realized and Unrealized Gain (Loss) on Investments           (34,350)
                                                                 --------
 Net Increase (Decrease) in Net Assets Resulting from Operations $(29,454)
                                                                 ========

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund

Statements of Changes in Net Assets
For the Year Ended December 31,
(In Thousands)

                                                             2000      1999
                                                           --------  --------
Operations:
Net investment income                                      $  4,896  $  3,815
Net realized gain from investments                            4,063     2,975
Net realized gain (loss) from futures contracts              (4,002)    4,645
Net unrealized appreciation (depreciation) of investments   (31,260)   35,518
Net unrealized appreciation (depreciation) on futures
 contracts                                                   (3,151)        8
                                                           --------  --------
Net increase (decrease) in net assets from operations       (29,454)   46,961
                                                           --------  --------
Distributions to Shareholders:
From net investment income                                   (6,277)   (6,138)
From net realized gain                                       (1,791)   (5,449)
From capital                                                 (2,521)
                                                           --------  --------
Total distributions to shareholders                         (10,589)  (11,587)
                                                           --------  --------
Capital Share Transactions:
Net proceeds from shares sold                                68,628    63,755
Value of distributions reinvested                            10,589    11,587
                                                           --------  --------
                                                             79,217    75,342
Cost of shares redeemed                                     (29,216)  (34,410)
                                                           --------  --------
Net increase from capital share transactions                 50,001    40,932
                                                           --------  --------
Net increase in net assets                                    9,958    76,306
Net Assets:
Beginning of period                                         282,781   206,475
                                                           --------  --------
End of period (Including overdistributed net investment
 income of $77 and $78, respectively)                      $292,739  $282,781
                                                           ========  ========

                                                               2000    1999
                                                              ------  ------
Transactions in Capital Stock
(In Thousands)

Shares sold                                                    3,076   2,989
Shares issued in reinvestment of dividends and distributions     525     518
                                                              ------  ------
                                                               3,601   3,507
Shares redeemed                                               (1,311) (1,590)
                                                              ------  ------
Net increase in shares outstanding                             2,290   1,917
                                                              ======  ======

The Notes to Financial Statements are an integral part of these statements.

-------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund

Financial Highlights
-------------------------------------------------------------------------------

                                         Year Ended December 31,
                                 2000      1999      1998      1997     1996
-------------------------------------------------------------------------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period                        $  22.83  $  19.73  $  15.83  $  12.40  $ 10.75
                               --------  --------  --------  --------  -------
Income from investment
 operations
Net investment income (b)          0.35      0.32      0.34      0.25     0.22
Net realized and unrealized
 gain (loss)                      (2.49)     3.75      4.14      3.86     2.17
                               --------  --------  --------  --------  -------
Total from investment
 operations                       (2.14)     4.07      4.48      4.11     2.39
                               --------  --------  --------  --------  -------
Less distributions:
From net investment income        (0.44)    (0.51)    (0.40)    (0.32)   (0.29)
From capital gains                (0.30)    (0.46)    (0.18)    (0.36)   (0.45)
                               --------  --------  --------  --------  -------
Total distributions               (0.74)    (0.97)    (0.58)    (0.68)   (0.74)
                               --------  --------  --------  --------  -------
Net asset value, end of
 period                        $  19.95  $  22.83  $  19.73  $  15.83  $ 12.40
                               ========  ========  ========  ========  =======
Total investment return (a)     (9.37)%    20.77%    28.60%    33.35%   22.48%
Ratios to Average Net Assets:
Gross expenses                    0.36%     0.38%     0.63%     0.85%    0.68%
Net expenses                      0.25%     0.25%     0.44%     0.55%    0.64%
Net investment income             1.64%     1.57%     1.95%     1.63%    1.74%
Fees and expenses waived or
 borne by the Advisor             0.11%     0.13%     0.19%     0.30%    0.04%
Portfolio turnover                   4%        3%        2%        4%       4%
Net assets, end of period
 (000 omitted)                 $292,739  $282,781  $206,475  $116,308  $71,513

(a) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(b) Net investment income per share has been calculated in accordance with SEC requirements, with the exception that end of the year accumulated undistributed/(overdistributed) net investment income has not been adjusted to reflect current year permanent differences between financial and tax accounting.

The Notes to Financial Statements are an integral part of these statements.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Notes to Financial Statements

1. Utilization of Indexation Approach. CIGNA Variable Products S&P 500 Index Fund (the "Fund") seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index.

2. Significant Accounting Policies. The Fund is a separate series of CIGNA Variable Products Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The preparation of finan-cial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. Security Valuation -- Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last sale price or, if there has been no sale that day, at the last bid price. Debt and other equity securities traded in the over-the-counter market, including listed securities whose primary markets are believed to be over-the-counter, are valued at the most recent bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Trust's Board of Trustees.

Futures Contracts -- The Fund may purchase Standard & Poor's 500 futures con-tracts with the objective of earning returns on its short-term investments equivalent to returns on the Standard & Poor's 500 Composite Stock Price Index. As a result, the purchase of futures contracts simulates a fully invested posi-tion in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are rec-ognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there are unrealized gains or losses. When a contract is closed, the Fund rec-ords a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. Security Transactions and Related Investment Income -- Security transactions are accounted for on the trade date (date the order to buy or sell is execut-ed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. Federal Taxes -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no federal income or excise taxes on real-ized income have been accrued.

--------------------------------------------------------------------------------
CIGNA Variable Products S&P 500 Index Fund Notes to Financial Statements (Continued)


D. Dividends and Distributions to Shareholders -- Dividends and distributions are recorded by the Fund on the ex-dividend date. Payments in excess of finan-cial accounting income due to differences between financial and tax accounting, to meet the minimum distribution requirements for tax basis income, are deducted from paid in capital when such differences are determined to be perma-nent.

3. Investment Advisory Fees and Other Transactions with Affiliates. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the daily average net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee, but excluding interest, taxes, amortized organization expenses, transac-tion costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.25% of average daily net assets until April 30, 2001, and afterwards to the extent described in the Fund's prospectus. Pur-suant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest its excess cash up to 25% of its total assets in the affil-iated CIGNA Variable Products Money Market Fund (CVPMM) managed by TimesSquare. TimesSquare will waive the amount of its advisory fee for the Fund in an amount that offsets the amount of the advisory fees incurred in the affiliated Fund. Income distributions from CVPMM, which amounted to $562,192 for the year ended December 31, 2000, are recorded as interest income in the Statement of Opera-tions.

For administrative services, the Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Fund's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ending December 31, 2000, the Fund paid or accrued $123,374.

TimesSquare is an indirect, wholly-owned subsidiary of CIGNA Corporation.

4. Trustees' Fees. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer receipt of all or a portion of their fees, which are invested in mutual fund shares in accordance with a deferred compensation plan.

5. Purchases and Sales of Securities. Purchases and sales of securities, excluding short-term obligations, aggregated $42,207,785 and $10,523,115, respectively, for the year ending December 31, 2000. As of December 31, 2000, the cost of securities, excluding short-term obligations, held for federal income tax purposes was $165,992,490. At December 31, 2000, unrealized appreci-ation for federal income tax purposes aggregated $84,596,906, of which $101,670,880 related to appreciated securities and $17,073,974 related to depreciated securities.

6. Capital Stock. The Fund offers an unlimited number of shares of beneficial interest without par value. Of the 14,674,942 shares outstanding at December 31, 2000, 14,518,600 shares were held by Connecticut General Life Insurance Company ("CG Life") relating to variable annuity and variable universal life insurance contracts issued by CG Life. The remainder, representing 1.1% of the shares outstanding, was held by an employee benefit plan established by CG Life for certain of its employees.

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Report of Independent Accountants

To the Trustees and Shareholders of CIGNA Variable Products S&P 500 Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of CIGNA Variable Products S&P 500 Index Fund (the "Fund") at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by man-agement, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2001

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CIGNA Variable Products S&P 500 Index Fund


Trustees                                             Officers
Hugh R. Beath             Thomas C. Jones            Richard H. Forde
Advisory Director         President, CIGNA           Chairman of the Board
AdMedia Corporate         Retirement &               and President
Advisors, Inc.

                          Investment Services        Alfred A. Bingham III
                          and

                                                     Vice President and
Russell H. Jones          Chairman of the            Treasurer
Vice President            Board,
and Treasurer

                          TimesSquare Capital        Jeffrey S. Winer
Kaman Corporation         Management, Inc.           Vice President and
                                                     Secretary


                          Paul J. McDonald
                          Special Advisor to
                          the
                          Board of Directors
                          Friendly Ice Cream
                          Corporation

--------------------------------------------------------------------------------
"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by CG Life. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advis-ability of investing in the Fund.

CIGNA Variable Products S&P 500 Index Fund is an open-end, diversified manage-ment investment company that seeks to achieve its long-term growth objective by attempting to replicate the total return performance, reduced by Fund expenses, of the Standard & Poor's 500 Composite Stock Price Index. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hart-ford, Connecticut 06152.
--------------------------------------------------------------------------------

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